Disaggregated Revenue (Tables)	6 Months Ended
Mar. 31, 2023
Disaggregated Revenue [Abstract]
Schedule of revenue by major product categories
	March 31, 2023		March 31, 2022
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Revenue Category	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Display modules	$15,137,071	44%	$27,961,103	47%
Polarizers	16,974,322	49%	23,750,420	40%
Research and development services	-	-	4,957,518	8%
Others (repair services)	2,183,721	6%	3,425,620	5%
Total	$34,295,114	100%	$60,094,661	100%